Warrants - Schedule of Activity Warrants issued (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity Warrants issued [Line Items]
Warrants issued	$ 15,654,091
Fair value change in the warrant liabilities	6,729,709
Total	$ 22,383,800